Unaudited Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating activities
Loss before income tax	€ (51,655)	€ (69,887)
Adjustments to reconcile loss before tax to net cash flows
Finance income	(3,405)	(3,771)
Finance expense	333	340
Depreciation and amortization	4,577	4,867
Loss on disposal of fixed assets	265	131
Share-based payment expense	1,156	487
Other operating income	(227)
Working capital changes
Decrease in trade receivables, contract assets, assets held for sale and other assets	14,729	1,329
Increase in inventory		(1,406)
Decrease in trade and other payables, other liabilities and contract liabilities	(8,815)	(46,335)
(Decrease) / increase in provisions	(100)	17,062
Income taxes paid	(953)	(918)
Interest received	3,294	2,136
Interest paid	(574)	(589)
Net cash flow used in operating activities	(41,374)	(96,554)
Investing activities
Purchase of property, plant and equipment	(484)	(5,074)
Purchase of intangible assets	(27)	(14)
Net cash flow used in investing activities	(511)	(5,088)
Financing activities
Payments on lease obligations	(1,312)	(1,219)
Payment on / proceeds from treasury shares/exercise of options		95
Net cash flow used in financing activities	(1,312)	(1,124)
Net decrease in cash and cash equivalents	(43,196)	(102,766)
Effect of exchange rate changes on cash and cash equivalents	(220)	466
Cash and cash equivalents, beginning of period	481,748	402,452
Cash and cash equivalents, end of period	€ 438,331	€ 300,152